Derivative liabilities - Movements related to the Purchase Consideration (Details) - Nautical Ventures Group Inc. - Derivative (option) portion - USD ($)	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Aug. 31, 2025
Derivative Liabilities
Opening balance	$ 384,338
Fair value at issuance		$ 4,027,650
Revaluation during the period due to partial settlements of underlying convertible note due to related party recorded in contributed surplus	(17,578)
Revaluation at the end of the period	(360,456)	(3,643,312)
Closing balance	$ 6,304	$ 384,338